Equity and Other Equity Items - Disclosure of Detailed Information About Other Comprehensive Income and the Corresponding Tax Benefits (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Net changes in revaluation of financial assets measured at fair value through other comprehensive income
Amount incurred during the year (Before tax)	¥ 144,160	¥ (71,641)	¥ 560,225
Amount incurred during the year (Tax effect)	(44,936)	22,399	(172,798)
Amount incurred during the year (After tax)	99,223	(49,242)	387,427
Net changes (Before tax)	144,160	(71,641)	560,225
Net changes (Tax effect)	(44,936)	22,399	(172,798)
Net changes (After tax)	99,223	(49,242)	387,427
Remeasurements of defined benefit plans
Amount incurred during the year (Before tax)	112,151	188,239	311,360
Amount incurred during the year (Tax effect)	(46,998)	(51,989)	(95,087)
Amount incurred during the year (After tax)	65,153	136,250	216,272
Net changes (Before tax)	112,151	188,239	311,360
Net changes (Tax effect)	(46,998)	(51,989)	(95,087)
Net changes (After tax)	65,153	136,250	216,272
Shares of other comprehensive income of equity method investees
Amount incurred during the year (Before tax)	(77,148)	113,641	80,472
Amount incurred during the year (After tax)	(77,148)	113,641	80,472
Net changes (Before tax)	(77,148)	113,641	80,472
Net changes (After tax)	(77,148)	113,641	80,472
Exchange differences on translating foreign operations
Amount incurred during the year (Before tax)	676,042	902,844	403,636
Amount incurred during the year (After tax)	676,042	902,844	403,636
Net changes (Before tax)	676,042	902,844	403,636
Net changes (After tax)	676,042	902,844	403,636
Net changes in revaluation of financial assets measured at fair value through other comprehensive income
Amount incurred during the year (Before tax)	(165,477)	(220,711)	(119,441)
Amount incurred during the year (Tax effect)	49,738	66,536	35,938
Amount incurred during the year (After tax)	(115,738)	(154,175)	(83,503)
Reclassification to profit (loss) (Before tax)		1
Reclassification to profit (loss) (Tax effect)		0
Reclassification to profit (loss) (After tax)		1
Net changes (Before tax)	(165,477)	(220,710)	(119,441)
Net changes (Tax effect)	49,738	66,536	35,938
Net changes (After tax)	(115,738)	(154,174)	(83,503)
Shares of other comprehensive income of equity method investees
Amount incurred during the year (Before tax)	180,181	193,811	8,172
Amount incurred during the year (After tax)	180,181	193,811	8,172
Net changes (Before tax)	180,181	193,811	8,172
Net changes (After tax)	180,181	193,811	8,172
Total other comprehensive income (Before tax)	869,909	1,106,184	1,244,424
Total other comprehensive income (Tax effect)	(42,196)	36,945	(231,947)
Total other comprehensive income (After tax)	¥ 827,713	¥ 1,143,129	¥ 1,012,476